Fair Value of Financial Instruments - Significant Inputs Used for Assets Measured at Fair Value on a Nonrecurring Basis (Parenthetical) (Detail)	6 Months Ended	9 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Mortgage Servicing Rights
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Total portfolio lifetime weighted average prepayment speeds	8.63%	7.06%
Weighted average discount rate	11.98%	12.02%
Minimum | Impaired loans
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Adjustment for differences between comparable sales	15.00%	15.00%
Minimum | Mortgage Servicing Rights
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Weighted average discount rate	11.50%	11.50%
Minimum | Other Real Estate Owned
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Adjustment for differences between comparable sales	15.00%	15.00%
Maximum | Impaired loans
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Adjustment for differences between comparable sales	35.00%	35.00%
Maximum | Mortgage Servicing Rights
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Weighted average discount rate	25.00%	25.00%
Maximum | Other Real Estate Owned
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Adjustment for differences between comparable sales	35.00%	35.00%